Nature of Operations and Basis of Presentation (Details) - Details 1 - USD ($)		5 Months Ended
	Nov. 14, 2019	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Description of Organization and Business Operations and Liquidity [Line Items]
Conversion of shares (in Shares)	100
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001
Earnout shares (in Shares)		875,000
Reallocation shares		$ 4,290,000
Corresponding shares (in Shares)		1,000,000
Exercise price per share (in Dollars per share)		$ 10
Preferred stock, par value (in Dollars per share)	$ 1.7571
Conversion price (in Dollars per share)		$ 1	0.8059
Variable interest percentage		100.00%
Warrant [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Exercise price per share (in Dollars per share)		$ 10
Predecessor [Member] | Preferred Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Conversion of shares (in Shares)		4,415,495
Conversion of shares value		$ 21,635,926
NewCERo [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Units issued during the period shares (in Shares)		1.2
Restricted share value		$ 5,880,000
Class A Common Stock [Member] | Predecessor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001
Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Conversion of shares (in Shares)		584,505
Conversion of shares value		$ 2,864,074
Series A Preferred Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Conversion of shares (in Shares)	2,845,597
Conversion of shares value		$ 1,555,000
Preferred stock, par value (in Dollars per share)		$ 1,000	$ 1.7571
Conversion price (in Dollars per share)		750
Series A Preferred Stock [Member] | NewCERo [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Preferred stock, par value (in Dollars per share)		$ 0.0001
IND Earnout [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Units issued during the period shares (in Shares)		1
Restricted share value		$ 4,900,000
Over-Allotment Option [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Units issued during the period shares (in Shares)		8.4